Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 105,842	$ 92,563	$ 189,567
Restricted cash	283	283	0
Prepaid expenses and other current assets	2,860	7,112	9,578
Held for sale assets	185	0
Total current assets	109,170	99,958	199,145
Operating lease assets	912	1,057	0
Property and equipment, net	0	2,894	4,126
Restricted cash, net of current portion	400	0	492
Other assets	40	40	74
Total assets	110,522	103,949	203,837
Current liabilities:
Accounts payable	910	384	3,486
Accrued expenses and other current liabilities	5,002	11,732	15,638
Operating lease liabilities	1,647	999	0
Deferred rent		0	262
Total current liabilities	7,559	13,115	19,386
Note payable, net of discount	0	15,276	14,945
Operating lease liabilities, net of current portion	105	188	0
Deferred rent, net of current portion		0	30
Total liabilities	7,664	28,579	34,361
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.0001 par value; 10,000 shares authorized and no shares issued or outstanding as of December 31, 2022 and 2021		0	0
Common stock	4	4	4
Additional paid-in capital	571,344	564,798	553,014
Accumulated deficit	(468,490)	(489,432)	(383,542)
Total stockholders' equity	102,858	75,370	169,476
Total liabilities and stockholders' equity	$ 110,522	$ 103,949	$ 203,837